Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Note 13:	Related Party Transactions

At December 31, 2015 and 2014, the Company had loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) in the amount of $3,193,470 and $3,523,047, respectively.

Annual activity consisted of the following:

	2015	2014

Balance beginning of year	$3,523,047	$3,852,658
Additions	1,138,338	1,876,445
Repayments	(1,467,915)	(2,206,056)

Balance, end of year	$3,193,470	$3,523,047

Deposits from related parties held by the Company at December 31, 2015 and 2014 totaled approximately $2,581,000 and $3,112,000, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.